Offerings	Apr. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B
Amount Registered | shares	5,061,130,000
Maximum Aggregate Offering Price	$ 5,061,130,000.00
Amount of Registration Fee	$ 698,942.05
Offering Note	The $7,000,000,000 is equivalent to EUR 5,967,095,729, the amount shown on the cover of this Prospectus Supplement, calculated using an exchange rate of EUR1.00 = U.S.$1.1731 the spot rate as reflected on Bloomberg at noon on April 27, 2026. The total offering amount of $7,000,000,000 (or the equivalent in other currencies) of Euro Medium-Term Notes Due Nine Months or More from the Date of Issue offered under this Prospectus Supplement, supplementing the Prospectus filed as part of Registration Statement No. 333-276916 filed on February 7, 2024, is comprised of $5,061,130,000 aggregate principal amount of new securities and $1,938,870,000 in aggregate principal amount of unsold securities previously registered pursuant to a Prospectus Supplement filed under Rule 424(b)(3) on February 7, 2024. The $286,177.21 of previously paid filing fees related to $1,938,870,000 in aggregate principal amount of unsold securities previously registered pursuant to a Prospectus Supplement filed under Rule 424(b)(3) on February 7, 2024, supplementing the Prospectus filed as part of Registration Statement No. 333-276916 filed on February 7, 2024. The total offering amount of $7,000,000,000 (or the equivalent in other currencies) of Euro Medium-Term Notes Due Nine Months or More from the Date of Issue is shared with Ford Motor Credit Company LLC's Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B, offered under the Prospectus Supplement dated April 30, 2026. The offering amount will decrease to the extent of securities sold under the Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B program. The net registration fee for the entire $7,000,000,000 was previously paid with the Prospectus Supplement dated April 30, 2026 for the Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B program. The Proposed Maximum Offering Price Per Unit is estimated solely for the purposes of determining the amount of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B
Amount Registered | shares	1,938,870,000
Maximum Aggregate Offering Price	$ 1,938,870,000.00
Amount of Registration Fee	$ 286,177.21
Offering Note	See Offering Note 1. The net registration fee for the entire $7,000,000,000 was previously paid with the Prospectus Supplement dated April 30, 2026 for the Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B program, and reflects the $286,177.21 of previously paid filing fees related to $1,938,870,000 in aggregate principal amount of unsold securities previously registered pursuant to a Prospectus Supplement filed under Rule 424(b)(3) on February 7, 2024, supplementing the Prospectus filed as part of Registration Statement No. 333-276916 filed on February 7, 2024.